Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax	Income Tax
The components of the net loss before the provision for income taxes were as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Domestic	(126,985)	(101,552)	(91,622)
The provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	—	—	—
State	13	—	—
Foreign	9	—	—
Total current provision	22	—	—
Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total deferred provision	—	—	—
Total provision for income taxes	22	—	—
A reconciliation of the U.S. federal statutory income tax rates to our effective tax rate is as follows (in percentages):

	Year Ended December 31,
	2020	2019	2018
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	1.7	3.4	6.1
Change in valuation allowance	(17.5)	(23.9)	(27.0)
Research and development credit	0.2	0.3	0.6
Fair market adjustment	(2.1)	—	—
Non-deductible Convertible Notes interest expense	(2.2)	—	—
Other	(1.1)	(0.8)	(0.7)
Effective income tax rate	—%	—%	—%
Our deferred tax assets (liabilities) are as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$113,643	$96,047
Deferred revenue	6,731	4,695
Stock-based compensation	3,560	2,509
Accruals and reserves, not currently deductible for tax purposes	8,351	7,612
Research and development credit	2,761	2,458
Goodwill	1,014	1,277
Interest expense	2,097	1,576
Lease liability	2,738	—
Other	44	39
Gross deferred tax assets	140,939	116,213
Less valuation allowance	(137,437)	(115,175)
Net deferred tax assets	$3,502	$1,038
Deferred tax liabilities:
Property, plant and equipment	(1,008)	(1,050)
ROU assets	(2,494)	—
Other	—	12
Gross deferred tax liabilities	(3,502)	(1,038)
Net deferred tax asset (liabilities)	$—	$—
The net valuation allowance increased by $22.3 million and $24.3 million for 2020 and 2019, respectively.
As of December 31, 2020 and 2019, the Company’s net deferred tax assets and liabilities were zero. The deferred tax assets consist primarily of the federal and state net operating losses. Realization of deferred tax assets is dependent upon future taxable income, if any, the amount and timing of which are uncertain. In assessing the realizability of deferred tax assets, management determined that it is more likely than not that no deferred tax assets will be realized. Therefore, the Company has provided a full valuation allowance against these deferred tax assets.
The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2020	2019
Federal (Prior to 2018)	$237,850	$237,850
Federal (Post December 31, 2017)	216,724	145,480
State	317,801	272,029
Total	$772,375	$655,359
Net operating loss carryforwards are available to offset future federal and state taxable income. The federal net operating loss carryforwards generated prior to 2018 will begin to expire in 2030 and the net operating loss carryforwards generated after December 31, 2017 do not expire. The state net operating loss carryforwards will begin to expire in 2023.
The Company had research and development credit carryforwards as follows (in thousands):

	December 31,
	2020	2019
Federal	$2,020	$1,728
State	1,231	1,099
Total	$3,251	$2,827
The research and development credit carryforwards are available to reduce future regular income taxes. The federal research and development credit carryforwards will begin to expire in 2037, while the South Carolina research and development credit carryforwards will begin to expire in 2027. California research and development credit carryforwards have no expiration date.
Utilization of the Company’s net operating loss carryforwards and research tax credit carryforwards may be subject to substantial annual limitations due to the ownership change limitations provided by the Internal Revenue Code and similar state provisions. The annual limitation could result in the expiration of the net operating loss carryforwards and research tax credit carryforwards before utilization.
The Company’s policy is to recognize interest or penalties related to income tax matters in income tax expense. As of December 31, 2020 and 2019, the Company had no accrued interest or penalties. The unrecognized tax benefits may change during the next year for items that arise in the ordinary course of business. In the event that any unrecognized tax benefits are recognized, the effective tax rate will not be affected.
A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2020, 2019 and 2018 was as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Beginning balance	$707	$527	$165
Increase – tax positions in current period	106	180	316
Increase – tax positions in prior periods	—	—	46
Ending balance	$813	$707	$527
The Company files tax returns in the United States and certain states. Due to the losses being carried forward, the tax years from 2011 forward remain open to examination.
In March 2020, the “Coronavirus Aid, Relief and Economic Security (CARES) Act” was signed into law. The CARES Act includes provisions relating to refundable payroll tax credits, deferment of the employer portion of certain payroll taxes, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. These provisions are not expected to have a material effect on the Company’s financial statements.